NET LOSS PER SHARE (Details) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
NET LOSS PER SHARE
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share	201,020	69,368